Summary of significant accounting policies - Changes in accounting policies - Impacts in balance sheets restated (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Deferred tax asset	€ 17,359	€ 24,392	[1]
Total non-current assets	1,134,221	803,493	[1]
Total assets	2,235,161	1,462,337	[1]
Provisions	18,021	20,731	[1]
Total non-current liabilities	532,960	529,422	[1]
Accumulated deficit	(216,421)	(432,639)	[1]
Total stockholders' equity	1,377,685	724,456	[1]	€ 478,613	€ 426,380
Total liabilities and stockholders' equity	€ 2,235,161	1,462,337	[1]
Formerly reported
Disclosure of initial application of standards or interpretations [line items]
Deferred tax asset		24,950
Total non-current assets		804,051
Total assets		1,462,895
Provisions		22,899
Total non-current liabilities		531,590
Accumulated deficit		(434,249)
Total stockholders' equity		722,846			424,880
Total liabilities and stockholders' equity		1,462,895
Adjustments
Disclosure of initial application of standards or interpretations [line items]
Deferred tax asset		(558)
Total non-current assets		(558)
Total assets		(558)
Provisions		(2,168)
Total non-current liabilities		(2,168)
Accumulated deficit		1,610
Total stockholders' equity		1,610			€ 1,500
Total liabilities and stockholders' equity		€ (558)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”